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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 35 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Massachusetts Tax Exempt Income Fund	Class A C000017120		Class B C000017121		Class C C000017118		Class R6 C000202927	Class Y C000060571
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 35 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Minnesota Tax Exempt Income Fund	Class A C000017144		Class B C000017145		Class C C000039836		Class R6 C000202929	Class Y C000060573
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 35 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam New Jersey Tax Exempt Income Fund	Class A C000017198		Class B C000017199		Class C C000039838		Class R6 C000202931	Class Y C000060575
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 35 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Ohio Tax Exempt Income Fund	Class A C000017547		Class B C000017548		Class C C000039840		Class R6 C000202934	Class Y C000060574
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 35 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Pennsylvania Tax Exempt Income Fund	Class A C000017915		Class B C000017916		Class C C000039842		Class R6 C000202936	Class Y C000060576
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.